Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Lease rental income	$ 612,704	$ 549,454	$ 565,938
Percent of Total, Lease rental income	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 319,286	$ 280,331	$ 297,822
Percent of Total, Lease rental income	52.10%	51.00%	52.60%
Percent of Total, Management fees	0.10%	0.10%	0.30%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 255,753	$ 232,888	$ 232,538
Percent of Total, Lease rental income	41.70%	42.40%	41.10%
Percent of Total, Management fees	24.50%	29.30%	11.10%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 34,053	$ 30,480	$ 27,483
Percent of Total, Lease rental income	5.60%	5.50%	4.90%
Percent of Total, Management fees	23.10%	27.00%	32.20%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Lease rental income	0.00%	0.00%	0.00%
Percent of Total, Management fees	51.80%	43.40%	55.90%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 3,612	$ 5,755	$ 8,095
Percent of Total, Lease rental income	0.60%	1.10%	1.40%
Percent of Total, Management fees	0.50%	0.20%	0.50%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 16,879	$ 14,994	$ 13,420
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	8,529	7,146	5,937
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	7	4	18
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	2,089	2,097	660
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	1,970	1,928	1,911
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	4,418	3,100	3,320
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 45	$ 17	$ 28